LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of LAND USE RIGHTS [Line Items]
Cost	¥ 32,619	¥ 32,619
Balance	4,364
Balance	0	4,364
Carrying Amount	0	4,364
Accumulated amortization
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	(4,541)	(4,398)
Amortization	(108)	(143)
Balance	(4,649)	(4,541)
Impairment
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	(23,714)	(22,301)
Impairment for the year	(4,256)	(1,413)
Balance	¥ (27,970)	¥ (23,714)